Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2021